Filed with the Securities and Exchange Commission on July 15, 2020

1933 Act Registration File No. 333-182417

1940 Act File No. 811-22718

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No. 238

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

[X] Amendment No. 241

(Check appropriate box or boxes.)

TWO ROADS SHARED TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:

402-895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and. Address of Agent for Service)

Copy to:

Stacy H. Louizos Blank Rome, LLP 1271 Avenue of the Americas New York, NY 10020	Richard A. Malinowski Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788

It is proposed that this filing will become effective (check appropriate box)

[   ]  immediately upon filing pursuant to paragraph (b)

[X] on August 14, 2020 pursuant to paragraph (b)

[   ]   60 days after filing pursuant to paragraph (a)

[   ]   on (date) pursuant to paragraph (a)

[   ]   75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 224 (“PEA 224”) to the Trust’s Registration Statement on Form N-1A filed via EDGAR (Accession No. 0001580642-20-001061) by the Registrant pursuant to Rule 485(a)(2) under the 1933 Act and Amendment No. 227 under the Investment Company Act of 1940, as amended, on March 06, 2020 with respect to the Anfield Capital Management Extended Yield ETF was scheduled to become automatically effective on May 20, 2020.

Post-Effective Amendment No. 234 pursuant to Rule 485(b)(1)(iii) under the 1933 Act and Amendment No. 237 under the 1940 Act was filed by the Registrant on May 19, 2020 for the purpose of designating June 18, 2020 as the new effective date of PEA 224.

Post-Effective Amendment No. 236 pursuant to Rule 485(b)(1)(iii) under the 1933 Act and Amendment No. 239 under the 1940 Act was filed by the Registrant on June 17, 2020 for the purpose of designating July 16, 2020 as the new effective date of PEA 224.

This Post-Effective Amendment No. 238 is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act and Amendment No. 241 under the 1940 Act for the purpose of designating August 14, 2020 as the new effective date of PEA 224. This Post-Effective Amendment No. 238 incorporates by reference the information relating to the Anfield Capital Management Extended Yield ETF contained in Parts A and B of PEA 224 and the information contained in Part C of Post-Effective Amendment No. 231 to the Trust’s Registration Statement filed on March 6, 2020 and May 5, 2020, respectively.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 238 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 15th day of July, 2020.

Two Roads Shared Trust

By:

Jim Colantino*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mark D. Gersten*	_________________________ Trustee & Chairman	July 15, 2020
Mark Garbin*	_________________________ Trustee	July 15, 2020
Neil M. Kaufman*	_________________________ Trustee	July 15, 2020
Anita K. Krug*	_________________________ Trustee	July 15, 2020
James Colantino*	_________________________ President and Principal Executive Officer	July 15, 2020
Laura Szalyga*	_________________________ Treasurer and Principal Financial Officer	July 15, 2020

*By: /s/ Richard A. Malinowski

Richard A. Malinowski

Attorney in fact

* Pursuant to Powers of Attorney previously filed.